PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative)			9 Months Ended		12 Months Ended
	Mar. 18, 2021 USD ($)	Mar. 18, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Depreciation expense					$ 9,891	$ 5,117
Compensation expenses	$ 16,700,000	¥ 115,200,000
Gain (loss) on disposition of intangible assets						7,648,423
Gain (loss) on disposition of intangible assets						$ 872,045
Sichuan Vtouch [Member]
Rent expenses			$ 43,496	¥ 300,000
Lease renewal description			renewed on December 31, 2021 at a monthly rent of RMB 400,000 ($57,994) from January 1, 2022 till October 31, 2023 for the use of the Demised Properties.	renewed on December 31, 2021 at a monthly rent of RMB 400,000 ($57,994) from January 1, 2022 till October 31, 2023 for the use of the Demised Properties.